Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Gross revenues	$ 79,416	$ 415,032	$ 748,654
Sales deductions	(22,436)	(57,951)	(81,523)
Revenue	56,980	357,081	667,131
Cost of revenue	(137,878)	(193,854)	(401,437)
Gross profit	(80,898)	163,227	265,694
Operating expenses:
General and administrative	(1,319,698)	(307,517)	(1,054,124)	(900,493)	(553,235)
Stock based compensation	(1,356,795)	(179,938)	(849,513)	(115,038)	(104,140)
Total operating expenses	(2,676,493)	(487,455)	(1,903,637)	(1,015,531)	(657,375)
Loss from operations	(2,757,391)	(324,228)	(1,637,943)	(1,015,531)	(657,375)
Other expense (income):
Finance results			(31,716)	(930)
Other (expense) income	(18,656)	(949)	(24,577)	(55,384)
Finance (costs) income	(23,306)	(189,590)
Total other expense (income)	(41,962)	(190,539)	(56,293)	(56,314)
Loss before provision for income taxes	(2,799,353)	(514,767)	(1,694,236)	(1,071,845)	(657,375)
Provision for income taxes		(10,833)	(18,887)
Net loss	$ (2,799,353)	$ (525,600)	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Basic and diluted loss per share
Net loss per share - Basic	$ (1.17)	$ (0.79)	$ (1.91)	$ (1.78)	$ (1.22)
Net loss per share - Diluted	$ (1.17)	$ (0.79)	$ (1.91)	$ (1.78)	$ (1.22)
Weighted-average number of common shares outstanding:
Weighted average number of common shares outstanding - Basic	2,391,180	663,434	896,478	601,981	541,249
Weighted average number of common shares outstanding - Diluted	2,391,180	663,434	896,478	601,981	541,249
Comprehensive loss:
Net loss	$ (2,799,353)	$ (525,600)	$ (1,713,123)	$ (1,071,845)	$ (657,375)
Foreign currency translation adjustment	176,477	170,783	(63,575)	(35,489)	(6,950)
Comprehensive loss	$ (2,622,876)	$ (354,817)	$ (1,776,698)	(1,107,334)	(664,325)
Apollo Resources Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses:
General and administrative				(781,649)	(712,699)
Stock based compensation				(197,805)	(331,858)
Total operating expenses				(979,454)	(1,044,557)
Loss from operations				(979,454)	(1,044,557)
Other expense (income):
Other (expense) income				(51,120)	(158,916)
Total other expense (income)				(51,120)	(158,916)
Loss before provision for income taxes				(1,030,574)	(1,203,473)
Provision for income taxes
Net loss				(1,030,574)	(1,203,473)
Comprehensive loss:
Net loss				$ (1,030,574)	$ (1,203,473)